Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	We grant stock options and PRSUs on an annual basis at regularly scheduled Compensation Committee meetings, the dates of which are typically determined approximately three years in advance. We grant PRSUs at each February Committee meeting, which typically occurs in the middle of
February, usually a few weeks following the release of our annual earnings results. We grant stock options at each October Committee meeting. The
Committee does not take into account material non-public information when determining the timing or terms of option awards, nor do we time disclosure of material non-public information for the purpose of affecting the value of executive compensation with such option awards. During fiscal
2025, the Company did not grant stock options to any NEO during any period beginning four business days before and ending one business day after the filing of any Company periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Form 8-K that disclosed any material non-
public information.
In addition to the regular-cycle equity grants, the Committee may also make “off-cycle” grants of PRSUs, stock options, RSUs or other equity awards at other Committee meetings, in connection with an employee’s initial hire, promotion, or for other reasons.
Award Timing Method	We grant stock options and PRSUs on an annual basis at regularly scheduled Compensation Committee meetings, the dates of which are typically determined approximately three years in advance. We grant PRSUs at each February Committee meeting, which typically occurs in the middle of
February, usually a few weeks following the release of our annual earnings results. We grant stock options at each October Committee meeting.
Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The
Committee does not take into account material non-public information when determining the timing or terms of option awards, nor do we time disclosure of material non-public information for the purpose of affecting the value of executive compensation with such option awards.
MNPI Disclosure Timed for Compensation Value	false